Fair Value of Financial Instruments (Details) - Schedule of the Company’s Liabilities That Are Measured at Fair Value on a Recurring Basis - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Volatility	6.90%	4.60%
Expected term	5 years 9 months 21 days	5 years 21 days
Risk-free rate	3.98%	3.91%
Probability of acquisition	1.25%	7.50%
Dividend yield	0.00%	0.00%
Forward Purchase Units [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 10	$ 10
Volatility
Expected term	9 months 21 days	21 days
Risk-free rate	5.28%	4.04%
Probability of acquisition	1.25%	7.50%
Dividend yield	0.00%	0.00%